Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense
Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2023	2022	2021
Current income taxes	(23,484)	(11,539)	(4,581)
Deferred tax	14,316	8,688	8,417
Income tax expense recognized in the consolidated statements of income	(9,168)	(2,851)	3,836

	Year Ended December 31,
Reconciliation of effective tax rate	2023	2022	2021
Accounting loss before income tax	(457,017)	(409,417)	(513,373)
Tax in accordance with applicable tax rate in Sweden 20.6%	94,145	84,340	105,755

Tax effect of:
Effect of other tax rates for foreign subsidiaries	(16,159)	(11,857)	11,481
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(68,074)	(64,150)	(101,785)
Non-deductible expenses	(22,406)	(11,184)	(11,615)
Non-taxable income	3,326	—	—
Income tax expense recognized in the consolidated statements of income	(9,168)	(2,851)	3,836

At the effective income tax rate	(2)%	(1)%	1%